Equity reserves and long-term incentive plan awards - disclosure of detailed information about options, valuation assumptions (Details)	12 Months Ended
	Dec. 31, 2021 CAD ($) Share $ / shares	Dec. 31, 2020 CAD ($) Share $ / shares
Disclosure of reserves within equity [abstract]
Number of options | Share	5,653,000	4,676,000
Weighted average exercise price | $ / shares	$ 1.49	$ 1.39
Weighted average risk-free interest rate	0.54%	0.72%
Weighted average volatility	63.57%	62.92%
Weighted average Black-Scholes value assigned | $	$ 0.64	$ 0.59